11 Property and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property and equipment

11       Property and equipment

Cost	Machinery and equipment	Lands	Vehicles	Furniture and fixtures	IT equipment	Library books	Laboratories and clinics	Leasehold improvements	Construction in progress	Total
As of January 1, 2017	13,384	-	111	6,267	4,643	8,737	-	745	1,187	35,074
Additions	6,767	-	9	2,090	1,857	1,279	-	6,356	-	18,358
Disposals	(16)	-	-	-	(6)	-	-	(7)	-	(29)
As of December 31, 2017	20,135	-	120	8,357	6,494	10,016	-	7,094	1,187	53,403
Additions	3,226	2,770	-	1,023	1,728	949	-	1,940	7,918	19,554
Transfers	-	-	-	-	-	-	-	2,271	(2,271)	-
Business combinations	7,142	-	62	2,517	2,021	1,873	597	577	3,902	18,691
As of December 31, 2018	30,503	2,770	182	11,897	10,243	12,838	597	11,882	10,736	91,648
Additions	9,838	4,235	422	6,976	4,241	1,205	34	4,488	25,525	56,964
Disposals	-	-	-	-	(525)	-	-	-	-	(525)
Business combinations	3,988	-	103	2,565	2,035	4,096	418	14,541	470	28,216
As of December 31, 2019	44,329	7,005	707	21,438	15,994	18,139	1,049	30,911	36,731	176,303

Depreciation
As of January 1, 2017	(6,464)	-	(14)	(2,884)	(2,994)	(5,258)	-	(3)	-	(17,617)
Depreciation	(1,352)	-	(35)	(565)	(482)	(754)	-	(136)	-	(3,324)
Disposals	6	-	-	-	4	-	-	3	-	13
As of December 31, 2017	(7,810)	-	(49)	(3,449)	(3,472)	(6,012)	-	(136)	-	(20,928)
Depreciation	(1,886)	-	(10)	(812)	(1,017)	(1,003)	(27)	(202)	-	(4,957)
As of December 31, 2018	(9,696)	-	(59)	(4,261)	(4,489)	(7,015)	(27)	(338)	-	(25,885)
Depreciation	(4,097)	-	-	(1,629)	(2,495)	(1,648)	(359)	(1,317)	-	(11,545)
Disposals	-	-	-	-	447	-	-	-	-	447
As of December 31, 2019	(13,793)	-	(59)	(5,890)	(6,537)	(8,663)	(386)	(1,655)	-	(36,983)

Net book value
As of December 31, 2019	30,536	7,005	648	15,548	9,457	9,476	663	29,256	36,731	139,320
As of December 31, 2018	20,807	2,770	123	7,636	5,754	5,823	570	11,544	10,736	65,763

The Company assesses, at each reporting date, whether there is an indication that a property and equipment asset may be impaired. If any indication exists, the Company estimates the asset’s recoverable amount. There were no indications of impairment of property and equipment as of and for the years ended December 31, 2019, 2018 and 2017.